SCHEDULE 1 STATEMENTS OF CHANGES IN EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance	$ 282,545,000	$ 278,760,000	$ 278,206,000
Repurchase of ordinary shares	(28,902,000)	(4,853,000)	(4,166,000)
Repurchase of ordinary shares, shares	(70,774,015)	(11,772,294)	(14,812,056)
Share-based compensation	45,000	492,000	1,465,000
Exercise of share-based awards	2,542	3,041,000	2,303,000
Exercise of share-based awards, shares	1,815,259	2,172,103	1,635,252
Foreign currency translation adjustments	(3,797,000)	4,983,000	3,162,000
Net income (loss)	(30,361,000)	124,000	(2,202,000)
Balance	222,070,000	282,545,000	278,760,000
Parent Company [Member]
Balance	282,576,000	278,789,000	278,227,000
Repurchase of ordinary shares	(28,902,000)	(4,853,000)	(4,166,000)
Share-based compensation	45,000	492,000	1,465,000
Exercise of share-based awards	2,542,000	3,041,000	2,303,000
Foreign currency translation adjustments	(3,797,000)	4,983,000	3,162,000
Net income (loss)	(30,361,000)	124,000	(2,202,000)
Balance	222,103,000	282,576,000	278,789,000
Ordinary shares [Member]
Balance	1,000	1,000	1,000
Balance, shares	411,474,516	408,985,092	413,985,636
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	(70,774,015)	(11,772,294)	(14,812,056)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	12,315,954	14,261,718	9,811,512
Foreign currency translation adjustments
Balance	1,000	1,000	1,000
Balance, shares	353,016,455	411,474,516	408,985,092
Ordinary shares [Member] | Parent Company [Member]
Balance	1,000	1,000	1,000
Balance, shares	411,474,516	408,985,092	413,985,636
Repurchase of ordinary shares
Repurchase of ordinary shares, shares	(70,774,015)	(11,772,294)	(14,812,056)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares	12,315,954	14,261,718	9,811,512
Foreign currency translation adjustments
Net income (loss)
Balance	1,000	1,000	1,000
Balance, shares	353,016,455	411,474,516	408,985,092
Additional paid-in capital [Member]
Balance	63,001,000	62,509,000	61,044,000
Repurchase of ordinary shares
Share-based compensation	45,000	492,000	1,465,000
Exercise of share-based awards
Foreign currency translation adjustments
Balance	63,046,000	63,001,000	62,509,000
Additional paid-in capital [Member] | Parent Company [Member]
Balance	63,001,000	62,509,000	61,044,000
Repurchase of ordinary shares
Share-based compensation	45,000	492,000	1,465,000
Exercise of share-based awards
Foreign currency translation adjustments
Net income (loss)
Balance	63,046,000	63,001,000	62,509,000
Treasury Stock [Member]
Balance	(44,119,000)	(42,307,000)	(40,444,000)
Repurchase of ordinary shares	(28,902,000)	(4,853,000)	(4,166,000)
Share-based compensation
Exercise of share-based awards	2,542,000	3,041,000	2,303,000
Foreign currency translation adjustments
Balance	(70,479,000)	(44,119,000)	(42,307,000)
Treasury Stock [Member] | Parent Company [Member]
Balance	(44,119,000)	(42,307,000)	(40,444,000)
Repurchase of ordinary shares	(28,902,000)	(4,853,000)	(4,166,000)
Share-based compensation
Exercise of share-based awards	2,542,000	3,041,000	2,303,000
Foreign currency translation adjustments
Net income (loss)
Balance	(70,479,000)	(44,119,000)	(42,307,000)
Accumulated other comprehensive income [Member]
Balance	40,734,000	35,751,000	32,589,000
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments	(3,797,000)	4,983,000	3,162,000
Balance	36,937,000	40,734,000	35,751,000
Accumulated other comprehensive income [Member] | Parent Company [Member]
Balance	40,734,000	35,751,000	32,589,000
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments	(3,797,000)	4,983,000	3,162,000
Net income (loss)
Balance	36,937,000	40,734,000	35,751,000
Accumulated retained earnings [Member]
Balance	222,959,000	222,835,000	225,037,000
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments
Balance	192,598,000	222,959,000	222,835,000
Accumulated retained earnings [Member] | Parent Company [Member]
Balance	222,959,000	222,835,000	225,037,000
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Foreign currency translation adjustments
Net income (loss)	(30,361,000)	124,000	(2,202,000)
Balance	$ 192,598,000	$ 222,959,000	$ 222,835,000